Balances and transactions with related parties (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balances and transactions with related parties [Abstract]
Receivable		$ 207,964	$ 217,188
Payable		18,379	34,756
Income: [Abstract]
Gain on sale of fixed assets		0	0	$ 54,679
Maritime services provider	[1]	187,426	0	0
Leases	[2]	66	788	788
Income		187,492	788	55,467
Expenses: [Abstract]
Other expenses	[3]	366	415	346
Optimus [Member]
Balances and transactions with related parties [Abstract]
Receivable		59,098	59,098
Payable		0	0
SSA Mexico, S.A. de C.V. [Member]
Balances and transactions with related parties [Abstract]
Receivable	[4]	0	0
Payable	[4]	18,379	34,756
TMM DM [Member]
Balances and transactions with related parties [Abstract]
Receivable	[5]	148,866	158,090
Payable	[5]	0	0
Executive Personnel [Member]
Short-term benefits [abstract]
Salaries		33,790	31,065	37,768
Social security costs		462	471	623
Short-term benefits		$ 34,252	$ 31,536	$ 38,391

[1]	Maritime services provider between TMM Direccion Corporativa, S.A. de C.V, subsidiary of Grupo TMM and TMM DM, related party.
[2]	Grupo TMM, S.A.B. lease operations with SSA Mexico, S.A. de C.V.
[3]	Management consulting provided by SSA Mexico, S.A. de C.V. to Administracion Portuaria Integral de Acapulco, S.A. de C.V.
[4]	SSA Mexico, S.A. de C.V., is a company with which Grupo TMM and Administracion Portuaria Integral de Acapulco, S.A. de C.V. conduct leasing operations and consulting.
[5]	The balances with TMM DM arise due to the loss of control of the latter and are related to the maritime operations of TMM DM with the Group.